Shareholders’ Equity (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	6 Months Ended		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Jun. 10, 2025	Feb. 29, 2024
Shareholders’ Equity [Line Items]
Authorized share capital		50,000	50,000
Ordinary shares issued	[1]	166,696,634	166,696,634		166,613,948
Authorized shares	[1]	500,000,000	500,000,000		500,000,000
Par value (in Dollars per share)	[1]	$ 0.0001	$ 0.0001		$ 0.0001
Offering price (in Dollars)						$ 150,000
Gross proceeds (in Dollars)			$ 200
Offering expenses (in Dollars)					$ 430
Shares issued and sold			82,686
Distributed to the non-controlling shareholder		$ 980
Pro rata return of capital		$ 2,000
Uni-Titan LLC [Member]
Shareholders’ Equity [Line Items]
Acquisition shares				306,651
Bitmain [Member]
Shareholders’ Equity [Line Items]
Ordinary shares issued					1,590,940
Payables due (in Dollars)					$ 5,140,800
Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Authorized shares		300,000,000	300,000,000
Par value (in Dollars per share)		$ 0.0001	$ 0.0001
Voting rights description			one
Convertible shares			1
Class B Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Authorized shares		200,000,000	200,000,000
Par value (in Dollars per share)		$ 0.0001	$ 0.0001
Voting rights description			five
Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares issued		500,000,000	500,000,000
Gross proceeds (in Dollars)					$ 6,160
Acquisition shares	[2]			306,651
Shares issued and sold					1,609,742
Ordinary Shares [Member] | BitFuFu Inc [Member]
Shareholders’ Equity [Line Items]
Ordinary shares issued							150,000,000

[1]	The share and per share data has been retroactively restated to reflect the current capital structure of the Company.
[2]	The share data has been retroactively restated to reflect the current capital structure of the Company.